Financial Instruments by Category - Summary of Company's Financial Assets Measured at Fair Value (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 44,468	$ 15,408	$ 18,733
Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9,882	8,370	10,941
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	34,586	7,038	7,792
Public securities [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9,882	8,370	10,941
Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	34,586	7,038	7,792
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	44,468	15,408	18,733
Level 1 [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9,882	8,370	10,941
Level 1 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	34,586	7,038	7,792
Level 1 [member] | Public securities [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9,882	8,370	10,941
Level 1 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 34,586	$ 7,038	$ 7,792